Employee Benefits Payable	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Employee Benefits Payable
23.	EMPLOYEE BENEFITS PAYABLE
The table below presents the amounts of employee benefits payable as of December 31, 2019 and 2018:

Short-term employee benefits	12/31/2019	12/31/2018
Salaries, gratifications and social security contributions	2,322,012	1,247,415
Vacation accrual	1,346,407	1,294,423

Total short-term employee benefits	3,668,419	2,541,838

The Bank has not long-term employee benefits or post-employment benefits as of December 31, 2019 and 2018.